Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Bonus	$ 781,647	$ 384,750	$ 780,000
Interest			12,678
Professional fees	70,922	380,277	46,132
Research and development costs	514,676	268,140
Other	37,361	41,157
Total accrued expenses		1,074,324	$ 838,810
Deferred compensation to former officers	32,594	111,271
Total accrued expenses	$ 1,437,200	$ 1,185,595